November 27, 2013	Savonne L. Ferguson (p) (410) 237-5139 (f) (410) 230-9146 savonne.ferguson@pnc.com

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PNC Funds: File No. 811-04416

Amendment to the Form N-CSR

Dear Sir or Madam:

On behalf of PNC Funds (the “Funds”) and pursuant to Rule 30(b)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for filing is an amended Form N-CSR under the 1940 Act.

Pursuant to Rule 30(b)(2) under the 1940 Act, the amended Form N-CSR will become effective on November 27, 2013.

No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at (410) 237-5139.

Sincerely, /s/ Savonne L. Ferguson Savonne L. Ferguson